Intangible assets, airport concessions and goodwill - Net: - Expected probability-weighted cash flow (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Impairment loss	$ 0	$ 0
Negative | CGU Mexico
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows		25.00%
Negative | CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	20.00%	25.00%
Negative | CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	15.00%	25.00%
Base | CGU Mexico
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows		65.00%
Base | CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	70.00%	65.00%
Base | CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	75.00%	65.00%
Positive | CGU Mexico
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows		10.00%
Positive | CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	10.00%	10.00%
Positive | CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	10.00%	10.00%